Pension Plan Assets Categorized Using Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014	May. 31, 2013
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	$ 327,427	$ 282,113	$ 241,960
Pension Benefits, U.S. Plans | U.S. Treasury and other government
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	9,245	11,203
Pension Benefits, U.S. Plans | State and Municipal Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	461	456
Pension Benefits, U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	2,608	1,264
Pension Benefits, U.S. Plans | Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	11,536	7,255
Pension Benefits, U.S. Plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	17,894	17,254
Pension Benefits, U.S. Plans | Large Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	36,554	34,442
Pension Benefits, U.S. Plans | Mid Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	14,575	18,183
Pension Benefits, U.S. Plans | Small Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	20,175	12,145
Pension Benefits, U.S. Plans | International Equities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	3,756	2,525
Pension Benefits, U.S. Plans | Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	148,207	126,513
Pension Benefits, U.S. Plans | Debt Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	54,112	44,094
Pension Benefits, U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	8,019	5,869
Pension Benefits, U.S. Plans | Limited Partner
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	285	910
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	176,437	177,079	155,056
Pension Benefits, Non-U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	195	210
Pension Benefits, Non-U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	424	572
Pension Benefits, Non-U.S. Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	74,159	82,534
Pension Benefits, Non-U.S. Plans | Pooled Funds Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	68,773	63,657
Pension Benefits, Non-U.S. Plans | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	31,384	28,658
Pension Benefits, Non-U.S. Plans | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,502	1,448
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	83,079	73,164
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Large Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	36,554	34,442
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Mid Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	14,575	18,183
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Small Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	20,175	12,145
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | International Equities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	3,756	2,525
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	8,019	5,869
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	424	572
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, Non-U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	424	572
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	244,063	208,039
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | U.S. Treasury and other government
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	9,245	11,203
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | State and Municipal Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	461	456
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	2,608	1,264
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	11,536	7,255
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	17,894	17,254
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	148,207	126,513
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Debt Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	54,112	44,094
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	144,629	147,849
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	195	210
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	74,159	82,534
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Pooled Funds Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	68,773	63,657
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,502	1,448
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	31,669	29,568	$ 44,158
Significant Unobservable Inputs (Level 3) | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	285	910
Significant Unobservable Inputs (Level 3) | Pension Benefits, U.S. Plans | Limited Partner
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	285	910
Significant Unobservable Inputs (Level 3) | Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	31,384	28,658
Significant Unobservable Inputs (Level 3) | Pension Benefits, Non-U.S. Plans | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	$ 31,384	$ 28,658